Components of Income before (Provision) benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 28,833	$ 9,316	$ 9,724
Foreign	444	581	759
Income Before (Provision) Benefit For Income Taxes	$ 29,277	$ 9,897	$ 10,483